Label	Element	Value
Derivatives Designated As Hedges [Member]
Hedging Derivatives Current	eocc_HedgingDerivativesCurrent	$ 20,038,433,000
Hedging Derivatives Current	eocc_HedgingDerivativesCurrent	$ 38,169,894,000